Subsequent Event (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 06, 2026	Dec. 05, 2025	Dec. 31, 2025	Sep. 24, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Ordinary shares issued			84,782,499		87,552,800
Ordinary shares par value (in Dollars per share)			$ 0.001		$ 0.001
Number of trading days	10 days
Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Ordinary shares issued				14,426,481
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares issued	17.7
Ordinary shares par value (in Dollars per share)	$ 1.35
Number of trading days	10 days
Series of Individually Immaterial Asset Acquisitions [Member]
Subsequent Event [Line Items]
Acquisition consideration (in Dollars)		$ 23.9